Shareholder Report, Holdings (Details) - Fidelity International Credit Central Fund	Dec. 31, 2024
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	24.00%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	30.40%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	9.40%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
United States
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Germany
Holdings [Line Items]
Percent of Net Asset Value	18.30%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.80%
France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	50.40%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	24.00%
AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%